Schedule of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Internally developed capitalized software		$ 274	$ 130
Less: accumulated amortization	$ (153)	(87)	(17)
Total intangible assets, net	$ 192	$ 187	$ 113